Discontinued Operations (Tables)	12 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oman [Member]
Revenue and Net Loss on Disposition

Oman operations and the Antelope Project have been classified as discontinued operations. Net loss on the dispositions is shown in the table below:

	Years EndedDecember 31,
	2012	2011	2010
	(in thousands)
Revenue applicable to discontinued operations:
Oman operations	$—	$—	$—
Antelope Project	—	6,488	10,696

Revenue from discontinued operations	$—	$6,488	$10,696

Net income (loss) from discontinued operations:
Oman operations	$(12,711)	$(11,371)	$(1,952)
Antelope Project	(1,699)	97,616	3,712

Net income (loss) from discontinued operations	$(14,410)	$86,245	$1,760

Net loss on dispositions

Oman operations and the Antelope Project have been classified as discontinued operations. There were no revenues related to these operations during the three months ended March 31, 2013 and 2012. Net loss related to discontinued operations is shown in the table below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Oman operations	$(341)	$(5,312)
Antelope Project	—	(115)

	$(341)	$(5,427)